                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE

                         SUPPLEMENT DATED MARCH 25, 2002

                                     TO THE

                        PROSPECTUS DATED JANUARY 8, 2002

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

              JOINT AND LAST SURVIVOR POLICY AND SINGLE LIFE POLICY

The purpose of this supplement is to describe a reduction, effective March 25, 2002, in the CURRENT mortality and expense risk charge assessed under the Single Life Policy described in your prospectus. The guaranteed mortality and expense risk charges for the policies has not been changed.

The following sections in your prospectus describe the current mortality and expense risk charge for the Single Life Policy: Summary - Expenses, Purchases - Net Investment Factor, Expenses - Mortality and Expense Risk Charge, and Appendix A - Illustration of Policy Values. These sections are revised to reflect the following:

                                                    SINGLE LIFE POLICY

                                         CURRENT MORTALITY AND EXPENSE RISK CHARGE

                                                   AS OF MARCH 25, 2002
---------------------------------------- -------------------------------------- --------------------------------------
                 Years                            Daily Charge Factor                     Annual Equivalent
---------------------------------------- -------------------------------------- --------------------------------------
                 1-10                                  .0015027%                                0.55%
---------------------------------------- -------------------------------------- --------------------------------------
                 11-20                                 .0006841%                                0.25%
---------------------------------------- -------------------------------------- --------------------------------------
                  21+                                  .0001370%                                0.05%
---------------------------------------- -------------------------------------- --------------------------------------


The Single Life Policy illustrations in your prospectus in the section captioned "Appendix A - Illustration of Policy Values" have been revised to reflect the reduced current mortality and expense risk charge. The revised illustrations are attached and replace the Single Life Policy illustrations currently in your prospectus. Also attached is a revision of the discussion preceding the illustrations in your prospectus under the caption "Appendix A - Illustration of Policy Values," which replaces the discussion currently in your prospectus.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

APPENDIX A--
ILLUSTRATION OF POLICY VALUES

In order to show you how the Policy works, we created some hypothetical examples. To illustrate the Single Life Policy, we chose a male age 45. To illustrate the Joint and Last Survivor Policy, we chose a husband and wife ages
65. Our hypothetical Insureds are non-smokers and in good health which means the Policy would be issued with preferred rates. For each of the examples, we have illustrated all three available Death Benefit Options: Option A, Option B and Option C. We assumed ongoing annual premiums paid of $3,000 for the Single Life Policy example and $5,000 for the Joint and Last Survivor Policy example.

All of the illustrations that follow are based on the above. We also assumed the underlying investment portfolio had gross rates of return of 0%, 6% and 12%. This means that the underlying investment portfolio would earn these rates of return before the deduction of the Mortality and Expense Risk Charge (equivalent to .55% for Policy years 1-10, .25% for Policy years 11-20 and .05% thereafter) and advisory fee and operating expenses (equal, on annual basis, to approximately .80%, assuming a simple arithmetic average). The illustrations also assume that the waivers and/or reimbursements, if any, for the underlying investment portfolios will continue for the periods shown. When these costs are taken into account, the net annual investment return rates are:

                               Current Charges                    Guaranteed Charges

     Gross
     Return            0%           6%          12%          0%          6%           12%
-------------------- ---------- ------------- ----------- ------------ ---------- --------------
    Years 1-10        -1.35%       4.65%        10.65%      -1.35%       4.65%       10.65%
    Years 11-20       -1.05%       4.95%        10.95%      -1.25%       4.75%       10.75%
    Years 21 +        -0.85%       5.15%        11.15%      -1.15%       4.85%       10.85%

The Policy will lapse if you do not make additional premiums where 0% is used in the illustrations.

It is important to be aware that these illustrations assume a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long-term investment results of your Policy. In order to properly show you how the Policy actually works, we calculated values for the Accumulation Account Value, Cash Surrender Value and Death Benefit.

We used the charges described in the Expenses Section of this prospectus. These charges are:

(1) A Federal tax charge of 1.3% and a Premium Tax Charge of 2.0% of each premium paid;

(2) A (current) Sales Charge of 5% of premium in Policy years 1-10 and 2% of premium in Policy years 11 and thereafter;

(3) A Monthly Policy Charge of $25 for the first Policy year, decreasing to $6 per month thereafter;

(4) During the first ten years, a monthly Selection and Issue Expense Charge, generally ranging from four cents to one dollar per $1,000 of Face Amount;

(5) The Monthly Cost of Insurance Charge, based on both the current charges and the guaranteed charges;

(6) Any surrender charge which may be applicable in determining the Cash Surrender Values.

There is also a column labeled "Premiums Accumulated at 5% Interest Per Year." This shows how the annual premiums paid would grow if invested at 5% per year.

We will furnish you, upon request, a comparable personalized illustration reflecting the proposed Insured's age, risk classification, Face Amount, premiums paid and reflecting both the current cost of insurance and guaranteed cost of insurance.

                                        METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                                    HYPOTHETICAL ILLUSTRATION

                                                           Single Life

                                             Male, Issue Age 45, Preferred Rate Class

                              $3,000 Annual Premium Death Benefit Option A Face Amount of $250,000

                                                Assuming CURRENT Cost of Insurance

                               HYPOTHETICAL 0% GROSS              HYPOTHETICAL 6% GROSS               HYPOTHETICAL 12% GROSS
                                 INVESTMENT RETURN                  INVESTMENT RETURN                   INVESTMENT RETURN

               Premiums
              Accumulated
   End of         at 5%   Accumulation     Cash               Accumulation    Cash                Accumulation    Cash
   Policy      Interest     Account     Surrender  Death         Account    Surrender  Death         Account    Surrender  Death
    Year       Per Year       Value       Value   Benefit         Value       Value   Benefit         Value       Value   Benefit
    ----       --------       -----       -----   -------         -----       -----   -------         -----       -----   -------
      1           3,150       1,767         417   250,000         1,901         551   250,000         2,036         686   250,000
      2           6,458       3,641       2,291   250,000         4,026       2,676   250,000         4,429       3,079   250,000
      3           9,930       5,394       4,044   250,000         6,152       4,802   250,000         6,976       5,626   250,000
      4          13,577       7,065       5,715   250,000         8,318       6,968   250,000         9,735       8,385   250,000
      5          17,406       8,673       7,323   250,000        10,543       9,193   250,000        12,747      11,397   250,000
      6          21,426      10,226       9,026   250,000        12,840      11,640   250,000        16,050      14,850   250,000
      7          25,647      11,736      10,836   250,000        15,223      14,323   250,000        19,686      18,786   250,000
      8          30,080      13,201      12,601   250,000        17,694      17,094   250,000        23,690      23,090   250,000
      9          34,734      14,617      14,317   250,000        20,254      19,954   250,000        28,100      27,800   250,000
     10          39,620      15,979      15,979   250,000        22,901      22,901   250,000        32,953      32,953   250,000

     15          67,972      24,401      24,401   250,000        40,636      40,636   250,000        69,702      69,702   250,000
     20         104,158      31,331      31,331   250,000        62,413      62,413   250,000       131,595     131,595   250,000
     25         150,340      34,955      34,955   250,000        88,449      88,449   250,000       238,740     238,740   276,938
     30         209,282      32,936      32,936   250,000       118,911     118,911   250,000       421,299     421,299   450,790

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST
OR FUTURE INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE
SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                        METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                                    HYPOTHETICAL ILLUSTRATION

                                                           Single Life

                                             Male, Issue Age 45, Preferred Rate Class

                              $3,000 Annual Premium Death Benefit Option B Face Amount of $250,000

                                                Assuming CURRENT Cost of Insurance

                               HYPOTHETICAL 0% GROSS              HYPOTHETICAL 6% GROSS               HYPOTHETICAL 12% GROSS
                                 INVESTMENT RETURN                  INVESTMENT RETURN                   INVESTMENT RETURN

               Premiums
              Accumulated
   End of         at 5%   Accumulation     Cash                Accumulation   Cash                 Accumulation   Cash
   Policy      Interest     Account     Surrender  Death         Account    Surrender  Death         Account    Surrender  Death
    Year       Per Year       Value       Value   Benefit         Value       Value   Benefit         Value       Value   Benefit
    ----       --------       -----       -----   -------         -----       -----   -------         -----       -----   -------
      1           3,150       1,765         415   251,765         1,899         549   251,899         2,034         684   252,034
      2           6,458       3,634       2,284   253,634         4,018       2,668   254,018         4,420       3,070   254,420
      3           9,930       5,377       4,027   255,377         6,132       4,782   256,132         6,953       5,603   256,953
      4          13,577       7,033       5,683   257,033         8,279       6,929   258,279         9,689       8,339   259,689
      5          17,406       8,620       7,270   258,620        10,478       9,128   260,478        12,667      11,317   262,667
      6          21,426      10,149       8,949   260,149        12,741      11,541   262,741        15,922      14,722   265,922
      7          25,647      11,629      10,729   261,629        15,080      14,180   265,080        19,495      18,595   269,495
      8          30,080      13,061      12,461   263,061        17,498      16,898   267,498        23,416      22,816   273,416
      9          34,734      14,438      14,138   264,438        19,992      19,692   269,992        27,719      27,419   277,719
     10          39,620      15,754      15,754   265,754        22,559      22,559   272,559        32,435      32,435   282,435

     15          67,972      23,781      23,781   273,781        39,498      39,498   289,498        67,594      67,594   317,594
     20         104,158      30,030      30,030   280,030        59,509      59,509   309,509       124,933     124,933   374,933
     25         150,340      32,302      32,302   282,302        81,176      81,176   331,176       218,023     218,023   468,023
     30         209,282      28,024      28,024   278,024       101,591     101,591   351,591       367,392     367,392   617,392

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST
OR FUTURE INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE
SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                        METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                                    HYPOTHETICAL ILLUSTRATION

                                                           Single Life

                                             Male, Issue Age 45, Preferred Rate Class

                              $3,000 Annual Premium Death Benefit Option C Face Amount of $250,000

                                                Assuming CURRENT Cost of Insurance

                               HYPOTHETICAL 0% GROSS              HYPOTHETICAL 6% GROSS               HYPOTHETICAL 12% GROSS
                                 INVESTMENT RETURN                  INVESTMENT RETURN                   INVESTMENT RETURN

               Premiums
              Accumulated
   End of         at 5%   Accumulation     Cash              Accumulation      Cash              Accumulation      Cash
   Policy      Interest     Account   Surrender     Death       Account   Surrender     Death       Account   Surrender     Death
    Year       Per Year       Value       Value   Benefit         Value       Value   Benefit         Value       Value   Benefit
    ----       --------       -----       -----   -------         -----       -----   -------         -----       -----   -------
      1           3,150       1,767         417   250,000         1,901         551   250,000         2,036         686   250,000
      2           6,458       3,641       2,291   250,000         4,026       2,676   250,000         4,429       3,079   250,000
      3           9,930       5,394       4,044   250,000         6,152       4,802   250,000         6,976       5,626   250,000
      4          13,577       7,065       5,715   250,000         8,318       6,968   250,000         9,735       8,385   250,000
      5          17,406       8,673       7,323   250,000        10,543       9,193   250,000        12,747      11,397   250,000
      6          21,426      10,226       9,026   250,000        12,840      11,640   250,000        16,050      14,850   250,000
      7          25,647      11,736      10,836   250,000        15,223      14,323   250,000        19,686      18,786   250,000
      8          30,080      13,201      12,601   250,000        17,694      17,094   250,000        23,690      23,090   250,000
      9          34,734      14,617      14,317   250,000        20,254      19,954   250,000        28,100      27,800   250,000
     10          39,620      15,979      15,979   250,000        22,901      22,901   250,000        32,953      32,953   250,000

     15          67,972      24,401      24,401   250,000        40,636      40,636   250,000        69,702      69,702   250,000
     20         104,158      31,331      31,331   250,000        62,413      62,413   250,000       131,595     131,595   250,000
     25         150,340      34,955      34,955   250,000        88,449      88,449   250,000       236,392     236,392   370,126
     30         209,282      32,936      32,936   250,000       118,911     118,911   250,000       407,561     407,561   575,497

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST
OR FUTURE INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE
SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.